Intangible Assets and Goodwill	12 Months Ended
Dec. 29, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS AND GOODWILL
Intangible Assets and Goodwill
At the end of 2013 and 2012, the gross and net amounts of intangible assets were:

(Dollars in Millions)	2013	2012
Intangible assets with definite lives:
Patents and trademarks — gross	$9,164	8,890
Less accumulated amortization	4,146	3,416
Patents and trademarks — net	$5,018	5,474
Customer relationships and other intangibles — gross	$19,027	18,755
Less accumulated amortization	4,872	4,030
Customer relationships and other intangibles — net	$14,155	14,725
Intangible assets with indefinite lives:
Trademarks	$7,619	7,648
Purchased in-process research and development	1,155	905
Total intangible assets with indefinite lives	$8,774	8,553
Total intangible assets — net	$27,947	28,752

Goodwill as of December 29, 2013 and December 30, 2012, as allocated by segment of business, was as follows:

(Dollars in Millions)	Consumer	Pharmaceuticals	Med Devices and Diagnostics	Total
Goodwill at January 1, 2012	$8,298	1,721	6,119	16,138
Acquisitions	10	46	6,045	6,101
Currency translation/other	211	25	(51)	185
Goodwill at December 30, 2012	$8,519	1,792	12,113	22,424
Acquisitions	83	246	9	338
Currency translation/other	(71)	30	77	36
Goodwill at December 29, 2013	$8,531	2,068	12,199	22,798

The weighted average amortization periods for patents and trademarks and customer relationships and other intangible assets are 17 years and 24 years , respectively. The amortization expense of amortizable assets was $1,363 million, $1,146 million and $852 million before tax, for the fiscal years ended December 29, 2013, December 30, 2012 and January 1, 2012, respectively. The estimated amortization expense for the five succeeding years approximates $1,350 million before tax, per year. Amortization expense is included in cost of products sold.

During the fiscal year ended December 30, 2012, goodwill increased by $6.0 billion, related to the Synthes, Inc. acquisition. See Note 20 to the Consolidated Financial Statements for additional details on the Synthes, Inc. acquisition.